SCHEDULE III. REAL ESTATE AND ACCUMULATED DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III. REAL ESTATE AND ACCUMULATED DEPRECIATION AND AMORTIZATION

STEADFAST APARTMENT REIT, INC.

SCHEDULE III

REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION AND AMORTIZATION

DECEMBER 31, 2018

							Initial Cost of Company(2)								Gross Amount at which Carried at Close of Period
Description	Location		Ownership Percent	Encumbrances(1)			Land		Building and Improvements(3)		Total		Cost Capitalized Subsequent to Acquisition		Land		Building and Improvements(3)		Total(4)		Accumulated Depreciation	Original Date of Construction			Date Acquired
Villages at Spring Hill Apartments	Spring Hill, TN		100%		$—		$1,130,314		$13,069,686		$14,200,000		$2,432,058		$1,130,314		$15,082,124		$16,212,438		$(3,381,917)		1994		5/22/2014

Harrison Place Apartments	Indianapolis, IN		100%		—		3,087,687		24,776,563		27,864,250		2,651,851		3,087,687		26,940,657		30,028,344		(5,696,001)		2001		6/30/2014

Club at Summer Valley	Austin, TX		100%		—		4,850,153		16,649,847		21,500,000		2,643,762		4,850,153		18,600,763		23,450,916		(3,709,669)		1983		8/28/2014

Terrace Cove Apartment Homes	Austin, TX		100%		—		5,469,361		18,030,639		23,500,000		3,618,337		5,469,361		20,861,651		26,331,012		(4,515,179)		1986		8/28/2014

The Residences on McGinnis Ferry	Suwanee, GA		100%		—		8,682,823		89,817,177		98,500,000		10,542,693		8,682,823		98,215,985		106,898,808		(18,677,946)		1998/2002		10/16/2014

The 1800 at Barrett Lakes	Kennesaw, GA		100%		40,581,410		7,012,787		41,987,213		49,000,000		6,931,373		7,012,787		47,689,032		54,701,819		(9,597,787)		1988/1997		11/20/2014

The Oasis	Colorado Springs, CO		100%		39,446,852		4,325,607		35,674,393		40,000,000		3,599,085		4,325,607		38,475,242		42,800,849		(7,111,313)		1996		12/19/2014

Columns on Wetherington	Florence, KY		100%		—		1,276,787		23,723,213		25,000,000		2,527,834		1,276,787		25,700,654		26,977,441		(4,757,117)		2002		2/26/2015

Preston Hills at Mill Creek	Buford, GA		100%		—		5,813,218		45,186,782		51,000,000		6,304,793		5,813,218		49,898,882		55,712,100		(9,269,171)		2000		3/10/2015

Eagle Lake Landing Apartments	Speedway, IN		100%		—		1,607,980		17,592,020		19,200,000		1,273,947		1,607,980		18,207,774		19,815,754		(2,865,589)		1976		3/27/2015

Reveal on Cumberland	Fishers, IN		100%		21,610,489		3,299,502		25,939,054		29,238,556		488,671		3,299,502		25,939,938		29,239,440		(4,281,274)		2014		3/30/2015

Randall Highlands Apartments	North Aurora, IL		100%		—		2,499,350		29,787,091		32,286,441		403,686		2,499,350		29,429,169		31,928,519		(4,440,746)		2013		3/31/2015

Heritage Place Apartments	Franklin, TN		100%		8,573,416		1,697,036		7,952,964		9,650,000		1,852,727		1,697,036		9,625,050		11,322,086		(1,858,096)		1982		4/27/2015

Rosemont at East Cobb	Marietta, GA		100%		13,238,815		3,599,586		12,850,414		16,450,000		3,282,088		3,599,586		15,519,029		19,118,615		(2,986,811)		1980		5/21/2015

Ridge Crossings Apartments	Hoover, AL		100%		57,605,492		7,747,295		64,252,705		72,000,000		5,751,824		7,747,295		68,191,056		75,938,351		(11,380,243)		1991		5/28/2015

Bella Terra at City Center	Aurora, CO		100%		—		5,895,389		31,704,611		37,600,000		3,717,531		5,895,389		34,618,393		40,513,782		(6,028,447)		1980		6/11/2015

Hearthstone at City Center	Aurora, CO		100%		—		7,219,143		46,180,857		53,400,000		5,309,908		7,219,143		49,883,346		57,102,489		(8,681,129)		1984		6/25/2015

Arbors at Brookfield	Mauldin, SC		100%		—		7,553,349		59,246,651		66,800,000		8,595,856		7,553,349		66,104,357		73,657,706		(10,867,459)		1989		6/30/2015

Carrington Park	Kansas City, MO		100%		—		2,517,886		36,962,114		39,480,000		2,546,434		2,517,886		38,606,792		41,124,678		(5,662,459)		2007		8/19/2015

Delano at North Richland Hills		North Richland Hills, TX		100%		29,790,989		3,941,458		34,558,542		38,500,000		3,702,724		3,941,458		37,252,805		41,194,263		(6,234,139)		2003		8/26/2015

Meadows at North Richland Hills		North Richland Hills, TX		100%		25,436,887		4,054,337		28,545,663		32,600,000		3,516,866		4,054,337		31,132,540		35,186,877		(5,450,226)		1999		8/26/2015

Kensington by the Vineyard		Euless, TX		100%		34,087,674		3,938,677		42,261,323		46,200,000		1,036,500		3,938,677		42,054,107		45,992,784		(5,846,391)		1997		8/26/2015

Monticello by the Vineyard		Euless, TX		100%		41,159,556		5,386,400		46,813,600		52,200,000		3,920,646		5,386,400		49,410,763		54,797,163		(7,640,967)		2002		9/23/2015

The Shores		Oklahoma City, OK		100%		23,944,543		2,100,531		34,149,469		36,250,000		301,757		2,100,531		33,541,460		35,641,991		(4,320,907)		2013		9/29/2015

Lakeside at Coppell		Coppell, TX		100%		$45,217,115		$4,789,210		$55,710,790		$60,500,000		$1,770,874		$4,789,210		$55,947,601		$60,736,811		$(7,520,681)		1999		10/7/2015

Meadows at River Run		Bolingbrook, IL		100%		43,065,800		1,899,956		56,600,044		58,500,000		3,680,102		1,899,956		58,919,335		60,819,291		(8,154,462)		2001		10/30/2015

PeakView at T-Bone Ranch		Greeley, CO		100%		—		2,461,583		37,838,417		40,300,000		1,390,664		2,461,583		38,420,847		40,882,430		(4,743,945)		2002		12/11/2015

Park Valley Apartments		Smyrna, GA		100%		44,691,749		9,991,810		41,408,190		51,400,000		5,514,893		9,991,810		45,712,749		55,704,559		(6,508,171)		1987		12/11/2015

PeakView by Horseshoe Lake		Loveland, CO		100%		33,692,519		2,436,847		41,763,153		44,200,000		1,868,333		2,436,847		42,824,231		45,261,078		(5,750,808)		2002		12/18/2015

Stoneridge Farms		Smyrna, TN		100%		—		4,064,811		43,685,189		47,750,000		2,887,680		4,064,811		45,577,550		49,642,361		(5,914,788)		2005		12/30/2015

Fielder’s Creek		Englewood, CO		100%		—		4,219,943		28,180,057		32,400,000		1,819,354		4,219,943		29,324,342		33,544,285		(3,618,169)		1983		3/23/2016

Landings of Brentwood(6)		Brentwood, TN		100%		—		14,525,434		95,474,566		110,000,000		8,014,414		14,525,434		100,249,262		114,774,696		(11,469,916)		1986-89		5/18/2016

1250 West Apartments		Marietta, GA		100%		—		9,304,511		46,467,989		55,772,500		929,233		9,304,511		45,991,839		55,296,350		(4,612,531)		1987 / 95		8/12/2016

Sixteen50 @ Lake Ray Hubbard		Rockwall, TX		100%		—		5,712,311		57,616,149		63,328,460		1,095,957		5,712,311		57,249,507		62,961,818		(5,117,708)		2009		9/29/2016

						$502,143,306		$164,113,072		$1,332,457,135		$1,496,570,207		$115,924,455		$164,113,072		$1,411,198,832		$1,575,311,904		$(218,672,162)

(1)	Encumbrances are net of deferred financing costs associated with the loans for each individual property listed above.
(2)	Initial cost of company represents costs at acquisition that are included in real estate on the accompanying consolidated balance sheets.
(3)	Building and improvements include tenant origination and absorption costs.
(4)	The aggregate cost of real estate for federal income tax purposes was $1.6 billion (unaudited) as of December 31, 2018.
(5)	Encumbrances exclude the principal balance of $551,669,000 and associated deferred financing costs of $3,656,563 related to the master credit facility.
(6)	At December 31, 2018, Landings of Brentwood was pledged as collateral pursuant to the Line of Credit. On January 9, 2019, the Company terminated the Line of Credit.

A summary of activity for real estate and accumulated depreciation for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Real Estate:
Balance at the beginning of the year	$1,558,892,731	$1,535,484,890	$1,238,065,773
Acquisitions	—	—	261,500,960
Improvements	16,960,862	26,307,813	52,941,631
Write-off of disposed and fully depreciated and amortized assets	(541,689)	(2,899,972)	(17,023,474)

Balance at the end of the year	$1,575,311,904	$1,558,892,731	$1,535,484,890

Accumulated depreciation:
Balance at the beginning of the year	$147,726,630	$82,099,725	$31,037,647
Depreciation expense	70,993,280	68,417,556	67,991,543
Write-off of disposed and fully depreciated and amortized assets	(47,748)	(2,790,651)	(16,929,465)

Balance at the end of the year	$218,672,162	$147,726,630	$82,099,725